Other Income (Tables)	6 Months Ended
Jun. 30, 2023
Other income [Abstract]
Schedule of Other Income	Other income
	For the three months ended June 30,		For the six months ended June 30
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
	(in €)
Other income
Income from government grants	4,874,934	14,415,368	12,609,789	14,415,368
Other	7,974	26,173	19,307	27,767
Total	4,882,908	14,441,541	12,629,096	14,443,135